Fiduciary activities and management of funds - Summary of managed off-balance sheet financial assets (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	S/ 22,980,700	S/ 20,988,833
Investment funds [member]
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	18,669,786	15,008,109
Mutual funds [member]
Disclosure of Off Balancesheet Financial Assets [Line Items]
Off-Balance Sheet Financial Assets	S/ 4,310,914	S/ 5,980,724